Condensed Consolidated Statement Of Cash Flows - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit after tax for the period		$ 1,972	$ 1,766
Non-cash items
Depreciation and amortisation		1,908	1,948
Depreciation of lease assets		101	81
Change in fair value of derivative financial instruments		205	269
Net finance costs/(income)		52	(37)
Tax expense		338	1,062
Exploration and evaluation written off			1
Impairment losses			68
Restoration movement		15	20
Gain on disposal of oil and gas properties		(143)
Other		(66)	(180)
Changes in assets and liabilities
Decrease in trade and other receivables		113	488
Increase in inventories		(166)	(72)
Decrease in provisions		(31)	(110)
Decrease in lease liabilities			(8)
Decrease/(increase) in other assets and liabilities		39	(234)
Increase/(decrease) in trade and other payables		6	(220)
Cash generated from operations		4,343	4,842
Interest received		77	174
Dividends received			6
Borrowing costs relating to operating activities		(2)	(8)
Income tax and PRRT paid		(1,700)	(2,233)
Payments for restoration		(325)	(162)
Receipts from hedge collateral			332
Net cash from operating activities	[1]	2,393	2,951
Cash flows used in investing activities
Payments for capital and exploration expenditure		(2,418)	(2,457)
Borrowing costs relating to investing activities		(155)	(181)
Proceeds from disposal of non-current assets		920	3
Funding of equity accounted investments			(2)
Net cash used in investing activities		(1,653)	(2,637)
Cash flows used in financing activities
Proceeds from borrowings		950
Repayment of borrowings			(41)
Purchases of shares relating to employee share plans	[1]	(25)	(20)
Repayment of the principal portion of lease liabilities		(213)	(168)
Borrowing costs relating to lease liabilities		(21)	(3)
Contributions to non-controlling interests		(48)	(51)
Dividends paid		(1,139)	(2,738)
Net cash used in financing activities	[1]	(496)	(3,021)
Net increase/(decrease) in cash held		244	(2,707)
Cash and cash equivalents at the beginning of the period		1,740	6,201
Effects of exchange rate changes		(5)	(25)
Cash and cash equivalents at the end of the period		$ 1,979	$ 3,469

[1]	Purchases of shares relating to employee share plans, which were previously classified within cash flows used in operating activities, has been classified within cash flows used in financing activities for the half-year ended 2024. The 2023 comparatives have been reclassified to be presented on the same basis.